Note 7 - Deposits (Detail) - Deposits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Demand	0.00%	0.00%
Demand (in Dollars)	$ 48,862,874	$ 56,315,467
Demand	9.80%	11.60%
NOW	0.41%	0.56%
NOW (in Dollars)	86,422,323	81,804,342
NOW	17.30%	16.90%
Money market	0.63%	0.77%
Money market (in Dollars)	191,054,957	169,759,166
Money market	38.20%	35.00%
Savings	0.14%	0.44%
Savings (in Dollars)	23,659,368	21,295,855
Savings	4.70%	4.40%
Weighted Average Rate	0.65%	0.89%
Balance (in Dollars)	500,014,715	484,583,665
Percentage of Deposits	100.00%	100.00%
Deposits Not Including Time Deposits [Member]
Weighted Average Rate	0.45%	0.56%
Balance (in Dollars)	349,999,522	329,174,830
Percentage of Deposits	70.00%	67.90%
Certificates of Deposit 0 - 1.99% [Member]
Weighted Average Rate	0.93%	1.08%
Balance (in Dollars)	139,257,653	127,813,801
Percentage of Deposits	27.90%	26.40%
Certificates of Deposit 2.0 - 3.99% [Member]
Weighted Average Rate	2.59%	2.88%
Balance (in Dollars)	7,049,432	15,059,924
Percentage of Deposits	1.40%	3.10%
Certificates of Deposit 4 - 6% [Member]
Weighted Average Rate	5.03%	5.05%
Balance (in Dollars)	3,708,108	12,535,110
Percentage of Deposits	0.70%	2.60%
Certificate of Deposits [Member]
Weighted Average Rate	1.11%	1.57%
Balance (in Dollars)	$ 150,015,193	$ 155,408,835
Percentage of Deposits	30.00%	32.10%